UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2671

                             Scudder Municipal Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder High Yield Tax-Free Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------

                                                                           Principal
                                                                           Amount ($       )     Value ($)
                                                                          --------------------------------
Municipal Investments 98.4%
Alabama 0.6%
Camden, AL, Industrial Development Board Revenue,
Weyerhaeuser, Series A, 6.125%, 12/1/2024                                    1,000,000          1,085,190
Huntsville, AL, Hospital & Healthcare Revenue, Health
Care Authority, Series A, 5.75%, 6/1/2031                                    3,700,000          3,899,319
                                                                                               ----------
                                                                                                4,984,509

Alaska 1.3%
Anchorage, AK, State General Obligation, 5.5%,
7/1/2018 (a)                                                                 2,680,000          2,995,731
North Slope Borough, AK, Other General Obligation,
Series B, Zero Coupon, 6/30/2005 (a)                                         7,600,000          7,542,240
                                                                                               ----------
                                                                                               10,537,971

Arizona 0.5%
Arizona, Water & Sewer Revenue, Water Infrastructure
Finance Authority, Series A, Prerefunded, 5.375%, 10/1/2013                  3,625,000          4,068,374
                                                                                               ----------
California 18.8%
California, Electric Revenue, Department of Water Resources
and Power Supply, Series A, 5.875%, 5/1/2016                                 4,500,000          5,103,540
California, Electric Revenue, Department Water Supply,
Inverse Floater, Series 309, 144A, 8.63%**, 5/1/2018 (a)                     1,875,000          2,295,262
California, General Obligation, Economic Recovery, Inverse
Floater, Series 926, 144A, 8.217%**, 7/1/2015                                2,900,000          3,560,359
California, Multi-Family Housing Revenue, Communities
Development Authority Revenue, East Valley Tourist,
Series A, 9.25%, 10/1/2020                                                   4,000,000          4,374,200
California, Public Works Board, Lease Revenue, Department of
Mental Health, Series A, 5.5%, 6/1/2020                                      4,000,000          4,445,440
California, Special Assessment Revenue, Golden State Tobacco
Securitization Corp.:
Series B, 5.625%, 6/1/2038                                                  15,110,000         16,417,166
Series 2003-A-1, 6.75%, 6/1/2039                                            17,750,000         18,598,983
California, State General Obligation:
5.0%, 2/1/2020                                                              11,105,000         11,764,415
5.25%, 2/1/2019                                                              8,000,000          8,670,320
California, State Public Works Board, Lease Revenue,
Department of Corrections, Series C, 5.5%, 6/1/2019                          3,825,000          4,240,701
Fontana, CA, Public Financing Authority, Tax Allocation
Revenue, North Fontana Redevelopment, Series A, 5.0%,
10/1/2025 (a)                                                                6,170,000          6,504,537
Foothill, CA, Eastern Corridor Agency, Series A, ETM,
7.1%, 1/1/2010                                                               7,000,000          8,290,870
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor
Agency:
Series A, Prerefunded, 7.1%, 1/1/2011                                        4,415,000          5,315,748
Series A, Prerefunded, 7.1%, 1/1/2012                                        6,000,000          7,224,120
Series A, Prerefunded, 7.1%, 1/1/2014                                        2,875,000          3,467,998
Los Angeles, CA, Airport Revenue, Regional Airports
Improvement Corporation Lease, AMT, Series C, 7.5%,
12/1/2024                                                                    6,035,000          6,144,535
Los Angeles, CA, Community Redevelopment Agency, Community
Redevelopment Financing Authority Revenue, Bunker Hill
Project, Series A, 5.0%, 12/1/2027 (a)                                       5,500,000          5,752,505
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae
Project, AMT, Series A, 7.375%, 9/1/2027                                       960,000            981,648
Sacramento, CA, Project Revenue, City Financing Authority,
Convention Center Hotel, Series A, 6.25%, 1/1/2030                           4,000,000          4,227,600
San Diego County, CA, Certificates of Participation, Edgemoor
Project & Regional System, 5.0%, 2/1/2026 (a)                                1,000,000          1,050,670
San Joaquin Hills, CA, Transportation Corridor Agency:
Prerefunded, 7.6%, 1/1/2011                                                  5,000,000          5,775,450
Prerefunded, 7.65%, 1/1/2012                                                15,000,000         17,346,750
Prerefunded, 7.65%, 1/1/2013                                                 4,000,000          4,625,800
                                                                                              -----------
                                                                                              156,178,617

Colorado 3.4%
Colorado, Hospital & Healthcare Revenue, Health Facilities
Authority, Hospital-Portercare Adventist Health, 6.625%,
11/15/2026                                                                   2,000,000          2,232,220
Colorado, Transportation/Tolls Revenue, Northwest Parkway
Public Highway Authority, Series D, 7.125%, 6/15/2041                        8,000,000          8,716,400
Denver, CO, Airport Revenue, AMT, Series D, 7.75%,
11/15/2013                                                                   9,775,000         11,721,300
Denver, CO, Sales & Special Tax Revenue, Urban Renewal
Authority, AMT, 7.75%, 9/1/2016                                              2,430,000          2,549,921
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023                   2,355,000          2,537,489
                                                                                              -----------
                                                                                               27,757,330

Connecticut 1.7%
Mashantucket, CT, Project Revenue, Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010                                        2,000,000          1,571,980
Series B, 144A, Zero Coupon, 9/1/2011                                        2,000,000          1,487,880
Series B, 144A, Zero Coupon, 9/1/2012                                        2,000,000          1,401,460
Series B, 144A, Zero Coupon, 9/1/2013                                        2,000,000          1,321,180
Series B, 144A, Zero Coupon, 9/1/2014                                        2,000,000          1,245,100
Mashantucket, CT, Sports, Expo & Entertainment Revenue,
Western Pequot Tribe:
Series B, 144A, 5.7%, 9/1/2012                                               1,000,000          1,066,600
Series A, Prerefunded, 144A, 6.4%, 9/1/2011                                  1,490,000          1,623,012
Series A, 144A, 6.4%, 9/1/2011                                               1,510,000          1,597,278
Mohegan Tribe, CT, Gaming Authority, Priority Distribution,
144A, 5.25%, 1/1/2033                                                        3,000,000          2,952,750
                                                                                              -----------
                                                                                               14,267,240

Delaware 0.2%
Delaware, Industrial Development Revenue, 6.375%, 5/1/2027                   2,000,000          2,044,460
                                                                                              -----------
District of Columbia 0.9%
District of Columbia, Water & Sewer Revenue, Water & Sewer
Authority, Inverse Floater, Rites:
144A, 9.887%**, 10/1/2014 (a)                                                4,220,000          5,761,608
144A, 9.905%**, 10/1/2016 (a)                                                1,155,000          1,629,012
                                                                                              -----------
                                                                                                7,390,620

Florida 3.9%
Alachua County, FL, Health Facilities Authority, Health
Facilities Revenue, Shands Teaching Hospital, Series A,
1.83%*, 12/1/2032, SunTrust Bank (b)                                         1,550,000          1,550,000
Bayside, FL, Sales & Special Tax Revenue, Community
Development District, Series A, 6.3%, 5/1/2018                                 515,000            528,514
Broward County, FL, Educational Facilities Authority Revenue,
Nova Southeastern, Series C, 1.83%*, 4/1/2024, Bank of
America NA (b)                                                               1,100,000          1,100,000
Florida, Industrial Development Revenue, Capital Travel
Agency, Seminole Tribe Convention, Series A, 10.0%,
10/1/2033                                                                    8,000,000          9,034,800
Highlands County, FL, Hospital & Healthcare Revenue,
Adventist Health Systems, Series A, 6.0%, 11/15/2031                         1,000,000          1,083,510
Highlands County, FL, Hospital & Healthcare Revenue, Health
Facilities Authority, Adventist Hospital, Series D, 5.875%,                  4,000,000          4,346,280
11/15/2029
Hillsborough County, FL, Hospital & Healthcare Revenue,
Industrial Development Authority, University Community
Hospital Project, Series A, 5.625%, 8/15/2019                                3,425,000          3,520,420
Hillsborough County, FL, Industrial Development Revenue,
University Community Hospital Project, Series A, 5.625%,
8/15/2023                                                                    3,320,000          3,395,630
Indian Trace, FL, Special Assessment Revenue, Community
Development District, Water Management, Series B, 8.25%,
5/1/2005                                                                       345,000            346,004
Miami Beach, FL, Health Facilities Authority Hospital Revenue,
Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029                          6,400,000          6,822,976
Pinellas County, FL, Health Facilities Authority Revenue,
Pooled Hospital Loan Program, 1.8%*, 12/1/2015 (a)                             800,000            800,000
                                                                                              -----------
                                                                                               32,528,134

Georgia 2.0%
Americus-Sumter County, GA, Hospital & Healthcare Revenue,
Hospital Authority, South Georgia Methodist, Series A, 6.375%,
5/15/2029                                                                    3,000,000          3,001,920
Athens-Clarke County, GA, Senior Care Revenue, Wesley Woods,
6.35%, 10/1/2017                                                             1,380,000          1,279,522
Brunswick & Glynn County, GA, Development Authority First
Mortgage Revenue, Coastal Community Retirement, Series A,
7.25%, 1/1/2035                                                              2,960,000          3,123,599
Burke County, GA, Development Authority, Pollution Control
Revenue, Oglethorpe Power Corp., 1.83%*, 1/1/2021 (a)                        1,785,000          1,785,000
Coweta County, GA, Senior Care Revenue, Residential Care
Facilities for the Elderly Authority, Wesley Woods,
Series A, 8.25%, 10/1/2026                                                   1,000,000          1,037,950
Georgia, Electric Revenue, Municipal Electric Authority:
Series Z, ETM, 5.5%, 1/1/2012                                                   80,000             88,839
Series Z, 5.5%, 1/1/2012                                                     1,295,000          1,423,361
Monroe County, GA, Development Authority Pollution Control
Revenue, Oglethorpe Power, Series B, 1.83%*, 1/1/2020 (a)                      800,000            800,000
Rockdale County, GA, Resource Recovery Revenue, Development
Authority, Visy Paper, Inc. Project, AMT, 7.4%, 1/1/2016                     3,640,000          3,762,668
                                                                                              -----------
                                                                                               16,302,859

Illinois 1.8%
Chicago, IL, General Obligation, Series A, 5.25%,
1/1/2029 (a)                                                                 1,000,000          1,070,340
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax
Increment Revenue, Zero Coupon, 5/15/2006                                    4,000,000          3,826,120
Illinois, Health Facilities Authority Revenue, Benedict State,
Series 2003A-1, 6.9%, 11/15/2033                                             3,000,000          3,076,350
Kane County, IL, School District General Obligation, School
District No. 129 Aurora West Side, Series A, 5.75%,
2/1/2018 (a)                                                                 4,370,000          4,939,804
Winnebago County, IL, School District General Obligation,
School District No. 122, Series 3, 6.45%, 6/1/2008 (a)                       1,500,000          1,661,880
                                                                                              -----------
                                                                                               14,574,494

Indiana 0.9%
Indiana, Hospital & Healthcare Revenue, Health Facilities
Finance Authority, Greenwood Village South Project, 5.625%,
5/15/2028                                                                    2,000,000          1,898,340
Indiana, Senior Care Revenue, Health Facilities Finance
Authority, Franciscan Eldercare Community Services, 5.875%,
5/15/2029                                                                    2,300,000          2,220,627
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033                   3,000,000          3,070,890
                                                                                              -----------
                                                                                                7,189,857

Iowa 0.4%
Wapello County, IA, Hospital & Healthcare Revenue, Ottumwa
Regional Health Center Project, 6.375%, 10/1/2031                            3,000,000          3,162,450
                                                                                              -----------
Kansas 2.1%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, 6.875%,
5/15/2032                                                                    1,750,000          1,879,133
Manhattan, KS, Senior Care Revenue, Meadowlark Hills
Retirement, Series A, 6.5%, 5/15/2028                                        1,000,000          1,007,330
Overland Park, KS, Industrial Development Revenue,
Development Corp., Series A, 7.375%, 1/1/2032                                8,000,000          8,751,760
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025                                                   1,300,000          1,369,550
Series 3, 5.625%, 11/15/2031                                                 3,750,000          3,985,687
                                                                                              -----------
                                                                                               16,993,460

Kentucky 1.2%
Kentucky, Hospital & Healthcare Revenue, Economic Development
Finance Authority, Norton Healthcare, Inc., Series A,
6.625%, 10/1/2028                                                            5,500,000          5,944,785
Kentucky, Transportation/Tolls Revenue, State Turnpike
Authority, Revitalization Project, Series A, 5.5%,
7/1/2014 (a)                                                                 3,210,000          3,661,326
                                                                                              -----------
                                                                                                9,606,111

Louisiana 0.2%
Louisiana, Offshore Term Authority, Deepwater Port Revenue,
Loop LLC Project, Series A, 1.83%*, 9/1/2014, SunTrust
Bank (b)                                                                     1,700,000          1,700,000
                                                                                              -----------
Maryland 2.3%
Anne Arundel County, MD, County General Obligation, National
Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028                   2,000,000          2,442,200
Maryland, Higher Education Revenue, Collegiate Housing
Foundation, Series A, 5.75%, 6/1/2031                                        1,000,000          1,029,240
Maryland, Hospital & Healthcare Revenue, University of
Maryland Medical System, 6.75%, 7/1/2030                                     2,500,000          2,813,100
Maryland, Project Revenue, Economic Development Corp.,
Chesapeake Bay, Series B, 7.625%, 12/1/2022                                 12,000,000         12,716,400
                                                                                              -----------
                                                                                               19,000,940

Massachusetts 5.3%
Boston, MA, Industrial Development Revenue, AMT:
6.5%, 9/1/2035                                                               4,000,000          3,869,880
8.0%, 9/1/2035                                                               1,000,000            989,960
Massachusetts, Electric Revenue, Wholesale Electrical Co.
Power Supply, Inverse Floater, Series 674, 144A, 5.25%**,
7/1/2016 (a)                                                                 5,392,500          7,547,289
Massachusetts, Health & Educational Facilities Authority
Revenue, Caritas Christi Obligation, Series B, 6.25%,
7/1/2022                                                                     1,750,000          1,871,100
Massachusetts, Health & Educational Facilities Authority
Revenue, Milford-Whitinsville Hospital, Series D, 6.5%,
7/15/2023                                                                    2,685,000          2,904,579
Massachusetts, Hospital & Healthcare Revenue, Health &
Educational Facilities Authority, Civic Investments,
Series A, 9.0%, 12/15/2015                                                   4,000,000          4,633,360
Massachusetts, Hospital & Healthcare Revenue, Health &
Educational Facilities Authority, Partners Healthcare System,
Series B, 5.125%, 7/1/2019                                                   1,185,000          1,241,762
Massachusetts, Hospital & Healthcare Revenue, Health &
Educational Facilities Authority, South Shore Hospital:
Series F, 5.625%, 7/1/2019                                                   1,000,000          1,049,470
Series F, 5.75%, 7/1/2029                                                    4,000,000          4,154,120
Massachusetts, Industrial Development Revenue, Development
Finance Agency, Series A, 7.1%, 7/1/2032                                     3,960,000          3,880,008
Massachusetts, Project Revenue, Health & Educational
Facilities Authority, Series B, 9.15%, 12/15/2023                            2,000,000          2,314,780
Massachusetts, Project Revenue, Health & Educational
Facilities Authority, Jordan Hospital, Series E, 6.75%,
10/1/2033                                                                    7,450,000          7,936,038
Massachusetts, Resource Recovery Revenue, Industrial Finance
Agency, Solid Waste Disposal, Peabody Monofill Association,
Inc., 144A, 9.0%, 9/1/2005 (c)                                                 320,000            321,581
Massachusetts, Senior Care Revenue, Industrial Finance Agency,
Edgewood Retirement Community, Series A, Prerefunded, 9.0%,
11/15/2025                                                                   1,000,000          1,066,370
                                                                                              -----------
                                                                                               43,780,297

Michigan 3.1%
Delta County, MI, Pollution Control Revenue, Economic
Development Corp., Series A, 6.25%, 4/15/2027                                5,000,000          5,696,350
Detroit, MI, Sales & Special Tax Revenue, Downtown
Development Authority:
Zero Coupon, 7/1/2011                                                        3,150,000          2,406,631
Zero Coupon, 7/1/2012                                                        3,150,000          2,278,616
Detroit, MI, School District General Obligation:
Series A, 5.5%, 5/1/2016 (a)                                                 1,500,000          1,679,220
Series A, 5.5%, 5/1/2018 (a)                                                 1,565,000          1,745,711
Series A, 5.5%, 5/1/2019 (a)                                                 1,200,000          1,338,564
Kalamazoo, MI, Industrial Development Revenue, Economic
Development Corp., Series A, 7.5%, 5/15/2029                                 2,000,000          2,079,640
Kentwood, MI, Industrial Development Revenue, Economic
Development, Series A, 6.0%, 11/15/2032                                      1,750,000          1,778,192
Michigan, Higher Education Facilities Authority Revenue,
University of Detroit, 1.83%*, 11/1/2017, Bank One NA (b)                      125,000            125,000
Michigan, Municipal Bond Authority Revenue, Inverse Floater,
Series 419, 144A, 5.0%**, 4/1/2012                                             500,000          1,260,850
Michigan, Senior Care Revenue, Strategic Fund Limited,
5.75%, 11/15/2018                                                            1,500,000          1,540,620
Michigan, State Agency General Obligation Lease, Building
Authority, Inverse Floater, Series B, 144A, 8.909%**,
4/15/2009                                                                    1,145,000          1,420,304
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance
Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030                 2,000,000          2,196,680
                                                                                              -----------
                                                                                               25,546,378

Minnesota 0.6%
Duluth, MN, Economic Development Authority, Health Care
Facilities Revenue, Benedictine Health Systems, St. Mary:
5.375%, 2/15/2022                                                            1,000,000          1,049,640
5.5%, 2/15/2023                                                              1,000,000          1,054,510
Minneapolis & St. Paul, MN, Community Special Facilities
Revenue, Northwest Airlines Project, Series A, AMT, 7.0%,
4/1/2025                                                                     2,000,000          1,822,040
Minneapolis & St. Paul, MN, Metropolitan Apartments Community
Special Facilities Revenue, Northwest Airlines Inc. Project,
AMT, 7.375%, 4/1/2025                                                        1,330,000          1,271,666
                                                                                              -----------
                                                                                                5,197,856

Mississippi 0.2%
Mississippi, Sales & Special Tax Revenue, Development Bank,
Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017                          1,400,000          1,371,328
                                                                                              -----------
Missouri 3.5%
Florissant, MO, Industrial Development Revenue, Desmet
Acquisition, Series A, 8.5%, 8/15/2030                                       6,775,000          7,180,348
Florissant, MO, Industrial Development Revenue, St. Catherine
Acquisition, Series B, 9.0%, 8/15/2030                                       3,185,000          3,379,572
Kansas City, MO, Industrial Development Authority, Health
Facilities Revenue, First Mortgage, Bishop Spencer, Series A,
6.5%, 1/1/2035                                                               1,000,000          1,020,790
Missouri, Hospital & Healthcare Revenue, Health & Educational
Facilities Authority, Washington University, Series A, 5.5%,
6/15/2016                                                                    7,600,000          8,781,116
St. Louis, MO, Industrial Development Revenue, St. Louis
Convention Center, AMT, Series A, 7.25%, 12/15/2035                         10,000,000          8,423,000
                                                                                              -----------
                                                                                               28,784,826

Nevada 1.5%
Clark County, NV, Airport Revenue, AMT, Series A, 1.82%*,
7/1/2036 (a)                                                                   650,000            650,000
Clark County, NV, County General Obligation, 5.5%,
6/1/2015 (a)                                                                 5,000,000          5,576,700
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas
Monorail Project, 7.375%, 1/1/2030                                           6,000,000          6,117,900
                                                                                              -----------
                                                                                               12,344,600

New Hampshire 1.2%
New Hampshire, Higher Education Revenue, Health & Educational
Facilities Authority, New Hampshire College Issue, 7.4%,
1/1/2023                                                                     2,000,000          2,172,300
New Hampshire, Senior Care Revenue, Health & Educational
Facilities Authority, New Hampshire Catholic Charities,
5.8%, 8/1/2022                                                               2,760,000          2,792,954
New Hampshire, Senior Care Revenue, Health & Educational
Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013                                                               2,055,000          2,048,732
5.625%, 7/1/2018                                                             1,615,000          1,603,647
New Hampshire, Senior Care Revenue, Health & Educational
Facilities Authority, Riverwoods at Exeter:
Series A, 6.375%, 3/1/2013                                                     640,000            654,362
Series A, 6.5%, 3/1/2023                                                     1,000,000          1,014,380
                                                                                              -----------
                                                                                               10,286,375

New Jersey 2.1%
Middlesex County, NJ, Pollution Control Authority Revenue,
Pollution Control Amerada, 6.05%, 9/15/2034                                  1,000,000          1,064,070
New Jersey, Economic Development Authority Revenue, Inverse
Floater, Series PA-1253, 144A, 5.0%**, 9/1/2011 (a)                          1,015,000          2,097,041
New Jersey, Economic Development Authority Revenue,
Cigarette Tax, 5.75%, 6/15/2034                                              1,165,000          1,235,914
New Jersey, Economic Development Authority Revenue, Motor
Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)                                                 1,430,000          1,523,822
Series A, 5.0%, 7/1/2023 (a)                                                 1,770,000          1,880,501
New Jersey, Economic Development Authority, Economic
Development Revenue, United Methodist Homes, Series A-2,                     2,500,000          2,652,325
6.625%, 7/1/2033
New Jersey, Industrial Development Revenue, Economic
Development Authority, Harrogate, Inc., Series A, 5.875%,
12/1/2026                                                                    1,425,000          1,449,709
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043                 5,500,000          5,518,645
                                                                                              -----------
                                                                                               17,422,027

New Mexico 0.0%
Farmington, NM, Pollution Control Revenue, Arizona Public
Service Co., Series C, AMT, 1.8%*, 9/1/2024, Barclays
Bank PLC (b)                                                                   300,000            300,000
                                                                                              -----------
New York 5.3%
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial
Development Authority,  Memorial Hospital Medical Center,
Series A, 8.25%, 11/15/2030                                                  3,000,000          3,263,130
New York, Metropolitan Transportation Authority Revenue,
Series A, 4.75%, 11/15/2029 (a)                                              2,000,000          2,039,440
New York, Senior Care Revenue, Dormitory Authority, Inverse
Floater, Series 310, 144A, 9.89%**, 2/15/2010 (a)                            1,890,000          2,533,337
New York, State Agency General Obligation Lease, Metropolitan
Transportation Authority, Series O, ETM, 5.75%, 7/1/2013                     2,750,000          3,116,685
New York, State Dormitory Authority Revenue, Mental Health
Services Facilities Improvements, Series D, 5.0%, 2/15/2024 (a)              3,640,000          3,849,227
New York, State General Obligation, Tobacco Settlement
Financing Corp., Series A-1, 5.5%, 6/1/2019                                  2,750,000          3,067,185
New York, Transportation/Tolls Revenue, Inverse Floater,
Securities Trust Certificates, 144A, 9.416%**, 11/15/2016 (a)                5,000,000          6,308,800
New York, Transportation/Tolls Revenue, Transportation
Authority, Series A, 5.75%, 7/1/2018                                         7,000,000          8,149,960
New York, NY, General Obligation:
Series A, Prerefunded, 7.0%, 8/1/2007                                          200,000            215,584
Series A, 7.0%, 8/1/2007                                                     4,800,000          5,144,400
New York, NY, Hospital & Healthcare Revenue, Industrial
Development Agency, 6.45%, 7/1/2032                                          1,490,000          1,467,263
New York, NY, Hospital & Healthcare Revenue, Industrial
Development Agency, British Airways PLC Project, AMT, 7.625%,                1,500,000          1,577,700
12/1/2032
New York, NY, Transitional Finance Authority:
Series B, Prerefunded, 5.5%, 2/1/2016                                          420,000            475,839
Series B, Prerefunded, 5.5%, 2/1/2016                                        1,580,000          1,762,743
Orange County, NY, Senior Care Revenue, Industrial Development
Agency, The Glen Arden Project, 5.7%, 1/1/2028                               1,250,000          1,035,150
                                                                                              -----------
                                                                                               44,006,443

North Carolina 0.6%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016                                                     1,000,000          1,077,380
Series F, 5.5%, 1/1/2017                                                     1,495,000          1,604,509
Series B, 6.375%, 1/1/2013                                                   2,075,000          2,320,078
                                                                                              -----------
                                                                                                5,001,967

North Dakota 0.5%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru
Health Care System, 7.125%, 8/15/2024                                        3,750,000          4,113,075
                                                                                              -----------
Ohio 1.3%
Franklin County, OH, Hospital & Healthcare Revenue, Health
Care Facilities, Ohio Presbyterian Retirement Service,                       1,000,000          1,097,840
Series A, 7.125%, 7/1/2029
Ohio, Industrial Development Revenue, Building Authority,
Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (a)                   5,860,000          6,579,198
Ohio, Transportation/Tolls Revenue, Turnpike Authority,
Series B, 5.5%, 2/15/2013 (a)                                                3,000,000          3,397,140
                                                                                              -----------
                                                                                               11,074,178

Pennsylvania 5.7%
Allegheny County, PA, Hospital & Healthcare Revenue, Hospital Development
Authority, West Pennsylvania Allegheny Health Services:
9.25%, 11/15/2022                                                            2,000,000          2,316,600
Series B, 9.25%, 11/15/2030                                                  4,630,000          5,362,929
Allegheny County, PA, Redevelopment Authority Revenue,
Pittsburgh Mills Project, 5.6%, 7/1/2023                                     1,000,000          1,052,630
Chester County, PA, Senior Care Revenue, Health & Education
Facilities Authority, Jenners Pond, Inc. Project, 7.625%,
7/1/2034                                                                     1,750,000          1,884,313
Delaware County, PA, Project Revenue, Authority First
Management, White Horse Village Project, Series A, 7.625%,
7/1/2030                                                                     1,000,000          1,054,760
Delaware County, PA, Senior Care Revenue, Authority First
Management, White Horse Village Project:
Series A, 6.7%, 7/1/2007                                                     1,000,000          1,030,400
Series A, 7.5%, 7/1/2018                                                     2,000,000          2,057,140
Delaware Valley, PA, County General Obligation, Regional
Financial Authority, 5.75%, 7/1/2017                                         6,250,000          7,191,500
Montgomery County, PA, Industrial Development Authority
Revenue, Whitemarsh Continued Care Project, 6.25%,
2/1/2035                                                                     2,400,000          2,442,456
Montgomery County, PA, Senior Care Revenue, Higher Education
& Health Authority, Philadelphia Geriatric Center, Series A,
7.25%, 12/1/2027                                                             3,125,000          3,288,562
Pennsylvania, Hospital & Healthcare Revenue, Economic
Development Financing Authority, UPMC Health System, Series A,
6.0%, 1/15/2031                                                              5,095,000          5,593,036
Pennsylvania, Sales & Special Tax Revenue, Economic
Development Financing Authority, Amtrak Project, AMT,
Series A, 6.125%, 11/1/2021                                                    700,000            723,870
Pennsylvania, State University, 5.0%, 9/1/2029                               1,500,000          1,570,560
Philadelphia, PA, Hospitals & Higher Education Facilities
Authority Revenue, Children's Hospital Project, Series B,
1.8%*, 7/1/2025                                                              3,595,000          3,595,000
Philadelphia, PA, Industrial Development Authority Revenue,
Doubletree Commercial Development, Series A, 6.5%*, 10/1/2027                4,500,000          4,637,520
Westmoreland County, PA, Senior Care Revenue, Industrial
Development Authority, Health Care Facilities-Redstone,
Series B, 8.125%, 11/15/2030                                                 3,000,000          3,229,170
                                                                                              -----------
                                                                                               47,030,446

Rhode Island 0.2%
Rhode Island, Special Assessment Revenue, Series A,
6.125%, 6/1/2032                                                             1,750,000          1,746,570
                                                                                              -----------
South Carolina 3.3%
Berkeley County, SC, County General Obligation, School
District, 5.5%, 1/15/2017 (a)                                                8,970,000         10,055,729
Greenwood County, SC, Hospital & Healthcare Revenue, South
Carolina Memorial Hospital, 5.5%, 10/1/2031                                  1,500,000          1,572,045
South Carolina, Hospital & Healthcare Revenue, Jobs Economic
Development Authority, Bon Secours Health Systems, Inc.,                     5,000,000          5,183,300
Series A, 5.625%, 11/15/2030
South Carolina, Hospital & Healthcare Revenue, Jobs Economic
Development Authority, Palmetto Health Alliance:
Series C, 7.0%, 8/1/2030                                                     5,420,000          6,109,586
Series A, Prerefunded, 7.375%, 12/15/2021                                    3,500,000          4,289,810
                                                                                              -----------
                                                                                               27,210,470

Tennessee 1.9%
Elizabethton, TN, Hospital & Healthcare Revenue, Health &
Educational Facilities Board, Series B, 8.0%, 7/1/2033                       3,000,000          3,588,090
Johnson City, TN, Hospital & Healthcare Revenue, Health &
Educational Facilities Board Hospital, Series A, 7.5%,                       5,000,000          5,932,500
7/1/2033
Shelby County, TN, Health Educational & Housing Facility Board,
Hospital Revenue, Methodist Health Care:
ETM, 6.5%, 9/1/2026                                                          1,870,000          2,240,335
Prerefunded, 6.5%, 9/1/2026                                                  3,130,000          3,750,334
                                                                                              -----------
                                                                                               15,511,259

Texas 10.1%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities,
Sears Methodist Retirement Facilities, Series A, 7.0%,
11/15/2033                                                                   3,500,000          3,691,135
Abilene, TX, Senior Care Revenue, Health Facilities Development,
Sears Methodist Retirement Facilities, Series A, 5.9%,
11/15/2025                                                                   2,500,000          2,438,500
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises,
Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027                        4,990,000          2,403,284
Dallas, TX, Airport Revenue, International Airport, Inverse
Floater, Series 350, AMT, 144A, 8.835%**, 5/1/2011 (a)                       3,565,000          4,207,662
Fort Bend, TX, General Obligation, Independent School
District, Series A, 5.25%, 8/15/2025                                         4,445,000          4,790,110
Harris County, TX, Health Facilities Development Corp.,
Hospital Revenue, Memorial Herman Healthcare Systems,
Series A, 5.125%, 12/1/2023                                                  1,175,000          1,203,106
Harris County, TX, Hospital & Healthcare Revenue, Health
Facilities Development Corp., Memorial Hermann Healthcare,
Series A, 6.375%, 6/1/2029                                                   4,460,000          4,888,874
Hidalgo County, TX, Hospital & Healthcare Revenue, Health
Services Mission Hospital, 6.875%, 8/15/2026                                 5,000,000          5,475,800
Hidalgo County, TX, Hospital & Healthcare Revenue, Mission
Hospital, Inc. Project, 6.75%, 8/15/2016                                     3,500,000          3,819,025
Houston, TX, Transportation/Tolls Revenue, Special Facilities,
Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029                  12,100,000         10,174,769
Jefferson County, TX, County General Obligation:
5.75%, 8/1/2015 (a)                                                          3,075,000          3,505,530
5.75%, 8/1/2017 (a)                                                          1,185,000          1,347,440
Lubbock, TX, Senior Care Revenue, Health Facilities
Development Corp., Carillon Project, Series A, 6.5%,
7/1/2019                                                                     2,885,000          2,413,158
Magnolia, TX, School District General Obligation, Independent
School District, 5.0%, 8/15/2017                                             2,400,000          2,560,320
Plano, TX, School District General Obligation, Independent
School District, 5.375%, 2/15/2016                                           5,000,000          5,499,200
San Antonio, TX, Gas & Electric,  , 5.375%, 2/1/2020                         2,500,000          2,740,875
Tarrant County, TX, Hospital & Healthcare Revenue, Health
Facilities Development Corp., 6.7%, 11/15/2030                               2,500,000          2,747,450
Texas, Industrial Development Revenue, Waste Disposal
Authority, AMT, Series A, 6.1%, 8/1/2024                                     5,000,000          5,326,600
Texas, Water & Sewer Revenue, Waste Disposal Authority,
AMT, 6.65%, 4/1/2032                                                         2,000,000          2,175,180
Tom Green County, TX, Hospital & Healthcare Revenue, Health
Facilities Development Corp., Shannon Health System Project,
6.75%, 5/15/2021                                                             1,000,000          1,080,560
Travis County, TX, Hospital & Healthcare Revenue, Health
Facilities Development Corp., Ascension Health, Series A,
Prerefunded, 6.25%, 11/15/2015 (a)                                          10,000,000         11,486,000
                                                                                              -----------
                                                                                               83,974,578

Utah 0.3%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC
Hospitals, Inc., 6.15%, 2/15/2012                                            2,000,000          2,297,700
Salt Lake County, UT, Pollution Control Revenue, Service
Station Holdings Project, 1.81%*, 2/1/2008                                     400,000            400,000
                                                                                              -----------
                                                                                                2,697,700

Vermont 0.1%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency,
Northgate Project, AMT, 144A, 8.25%, 6/15/2020 (c)                             890,000            890,819
                                                                                              -----------
Virginia 0.8%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic
Development Authority, Greenspring Retirement Community,
Series A, 7.25%, 10/1/2019                                                   3,000,000          3,177,930
Virginia, Senior Care Revenue, 7.375%, 12/1/2032                             3,500,000          3,684,870
                                                                                              -----------
                                                                                                6,862,800

Washington 5.6%
Grant County, WA, Public Utility District No. 002, Wanapum
Hydro Electric Revenue, Series A, 5.0%, 1/1/2029 (a)                         1,500,000          1,560,840
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%,
2/1/2014 (a)                                                                 4,885,000          5,589,222
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016 (a)                  5,000,000          5,648,650
Washington, Electric Revenue, Energy Northeast Electric,
Series A, 5.75%, 7/1/2018 (a)                                                3,500,000          3,965,815
Washington, Electric Revenue, Public Power Supply System,
Nuclear Project No. 2:
Series A, 6.3%, 7/1/2012                                                    10,000,000         11,724,200
Inverse Floater, 9.425%**, 7/1/2012                                          3,000,000          3,664,470
Washington, Electric Revenue, Public Power Supply System,
Nuclear Project No. 3, Series B, 7.125%, 7/1/2016                            2,500,000          3,190,750
Washington, Electric Revenue, Rites, Inverse Floater,
144A, 8.639%**, 7/1/2015                                                     6,250,000          7,527,437
Whatcom County, WA, School District General Obligation,
Washington School District No. 503, 5.5%, 12/1/2014 (a)                      3,375,000          3,795,660
                                                                                              -----------
                                                                                               46,667,044

West Virginia 0.7%
West Virginia, Hospital & Healthcare Revenue, Hospital
Finance Authority, Charleston Medical Center, 6.75%,
9/1/2030                                                                       980,000          1,080,480
West Virginia, Hospital Finance Authority, Charleston Medical
Center, Prerefunded, 6.75%, 9/1/2030                                         4,020,000          4,772,584
                                                                                              -----------
                                                                                                5,853,064

Wisconsin 2.3%
Wisconsin, Hospital & Healthcare Revenue, Health & Education
Facilities Authority, Aurora Health Care, Inc., 6.875%,
4/15/2030                                                                    5,000,000          5,690,200
Wisconsin, Senior Care Revenue, Health & Educational
Facilities Authority, National Regency of New Berlin Project,
8.0%, 8/15/2025                                                              1,405,000          1,496,718
Wisconsin, State General Obligation, Series 1, 5.5%,
5/1/2014 (a)                                                                 8,410,000          9,572,599
Wisconsin, State Health & Educational Facilities Authority
Revenue, Beaver Dam Community Hospitals, Inc., Series A,
6.75%, 8/15/2034                                                             2,500,000          2,585,850
                                                                                              -----------
                                                                                               19,345,367

Wyoming 0.0%
Platte County, WY, Pollution Control Revenue, Tri-State G&T,
Series A, 1.8%*, 7/1/2014, National Rural Utility
Financial (b)                                                                  200,000            200,000
                                                                                              -----------


                                                                                % of
                                                                               Net Assets      Value ($)
                                                                               ----------      ---------

Total Investment Portfolio  (Cost $751,858,057)                                   98.4        815,506,893
Other Assets and Liabilities, Net                                                  1.6         13,136,619
                                                                                              -----------
Net Assets                                                                       100.0        828,643,512
                                                                                              ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of February 28, 2005.

** Inverse floating notes are derivative debt instruments with a floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Investments in this type of security involve special risks as compared to investments in a fixed rate municipal security. Moreover, the market for securities of this type may be less developed and may have less liquidity than the markets for more traditional municipal securities. These securities, amounting to $49,813,431, aggregating 6.0% of net assets, are shown at their current rate as of February 28, 2005.


(a) Bond is insured by one of these companies:

                                                               As a % of Total
Insurance Coverage                                          Investment Portfolio
-------------------------------------------------------------------------------
AMBAC                  AMBAC Assurance Corp.                          3.1
-------------------------------------------------------------------------------
FGIC                   Financial Guaranty Insurance Company           2.8
-------------------------------------------------------------------------------
FSA                    Financial Security Assurance                   6.9
-------------------------------------------------------------------------------
MBIA                   Municipal Bond Investors Assurance             6.5
-------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.


(c) The fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such a security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.


Schedule of Restricted Securities
-------------------------------------------------------------------------------------------------------
                                          Acquisition     Acquisition                  Value as % of
Securities                                    Date          Cost ($)       Value ($)     Net Assets
-------------------------------------------------------------------------------------------------------
Massachusetts, Resource
Recovery Revenue, Industrial
Finance Agency, Solid Waste
Disposal, Peabody Monofill
Association, Inc., 9.0%
9/1/2005                                    12/30/1994         320,000        321,581      0.04%
-------------------------------------------------------------------------------------------------------
Vermont Multi-Family Housing
Revenue, Housing Finance Agency,
Northgate Project, AMT, 8.25%
6/15/2020                                   12/12/1989         873,148        890,819      0.11%
-------------------------------------------------------------------------------------------------------

AMT: Subject to alternative minimum tax

ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

RITES: Residual Interest Tax Exempt Security

At February 28, 2005, open interest rate swaps were as follows:

  Effective/                                                    Cash Flows
  Expiration       Notional              Cash Flows Paid       Received by the      Total Unrealized
     Date         Amount ($)              by the Fund              Fund             Appreciation ($)
-------------------------------------------------------------------------------------------------------
   3/30/2005                    d
   3/30/2015        5,750,000             Fixed - 4.612%    Floating - LIBOR               79,350
-------------------------------------------------------------------------------------------------------
   3/31/2005                    d
   3/31/2015        6,200,000             Fixed - 4.723%    Floating - LIBOR               31,620
-------------------------------------------------------------------------------------------------------
   4/14/2005                    b
  10/14/2014       17,700,000             Fixed - 3.586%    Floating - BMA                107,970
-------------------------------------------------------------------------------------------------------
   5/4/2005                     e
   11/4/2014       44,000,000             Fixed - 3.651%    Floating - BMA                 96,800
-------------------------------------------------------------------------------------------------------
   5/18/2005                    b
  11/18/2014       32,500,000             Fixed - 4.753%    Floating - LIBOR              107,250
-------------------------------------------------------------------------------------------------------
   6/14/2005                    c
  12/14/2014        6,000,000             Fixed - 4.655%    Floating - LIBOR               72,600
-------------------------------------------------------------------------------------------------------
   7/20/2005                    b
   1/20/2017       23,000,000             Fixed - 4.838%    Floating - LIBOR              197,800
-------------------------------------------------------------------------------------------------------
   7/27/2005                    c
   1/26/2017       22,500,000             Fixed - 4.792%    Floating - LIBOR              288,000
-------------------------------------------------------------------------------------------------------
   8/23/2005                    a
   2/22/2015        5,000,000             Fixed - 4.763%    Floating - LIBOR               36,500
-------------------------------------------------------------------------------------------------------
   8/25/2005                    c
   2/25/2015        4,200,000             Fixed - 4.764%    Floating - LIBOR               30,660
-------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Total unrealized appreciation on open interest rate swaps                                    1,048,550
-------------------------------------------------------------------------------------------------------

Counterparties:

a               Lehman Brothers, Inc.
b               JPMorgan Chase Bank
c               Goldman Sachs Group, Inc.
d               Morgan Stanley
e               Citibank, NA

BMA:            Represents the Bond Market Association
LIBOR:          Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder High Yield Tax Free Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder High Yield Tax Free Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005